Fees Summary	May 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 75,082,500.00
Total Fee Amount	10,368.90
Total Offset Amount	0.00
Net Fee	$ 10,368.90
Offering Table N/A
Offset Table N/A	N/A